Lease liabilities - Components of lease (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Lease liabilities
Non-current	$ 470,476	$ 510,838
Current	82,068	91,156
Total lease liabilities	552,544	601,994	$ 605,558	$ 376,101
Lease payments	$ 121,300	$ 131,300	$ 112,800